Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Reserves [Abstract]
Schedule of Movement in Reserves

Movement in reserves:

	Foreign currency translation reserve	Share premium	Total
	HK$	HK$	HK$
Balance at January 1, 2023	25,138	380,250	405,388
Exchange differences on translation foreign operations	(47,378)	—	(47,378)
Balance at December 31, 2023	(22,240)	380,250	358,010
Exchange differences on foreign currency translations	48,424	—	48,424
Issuance of Class A ordinary shares for debt conversion	—	18,652,649	18,652,649
Issuance of Class A ordinary shares for initial public offering, net of related expenses	—	31,279,379	31,279,379
Underwriters exercise of over-allotment option	—	3,112,590	3,112,590
Issuance of Class A ordinary shares for commitment fee	—	1,559,950	1,559,950
Balance at December 31, 2024	26,184	54,984,818	55,011,002
Balance at December 31, 2024 (US$)	3,371	7,078,650	7,082,021